Summary of Significant Accounting Policies (Details) - Schedule of the Calculation of Basic and Diluted Net Income Per Common Stock - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable common stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income, as adjusted	$ 1,693,350
Basic weighted average shares outstanding	11,257,894
Diluted weighted average shares outstanding	11,257,894
Basic net income per common stock	$ 0.15
Diluted net income per common stock	$ 0.15
Non Redeemable Series A and Series B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income, as adjusted	$ 1,128,109
Basic weighted average shares outstanding	7,500,000
Diluted weighted average shares outstanding	7,500,000
Basic net income per common stock	$ 0.15
Diluted net income per common stock	$ 0.15
Series A Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income, as adjusted		$ 701,826
Basic weighted average shares outstanding		28,438,356
Diluted weighted average shares outstanding		28,438,356
Basic net income per common stock		$ 0.02
Diluted net income per common stock		$ 0.02
Series B Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income, as adjusted		$ 185,092
Basic weighted average shares outstanding		7,500,000
Diluted weighted average shares outstanding		7,500,000
Basic net income per common stock		$ 0.02
Diluted net income per common stock		$ 0.02